Leases - Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease Assets
Operating lease right-of-use assets	$ 1,877	$ 2,052
Total lease assets	1,877	2,052
Lease Liabilities
Operating lease liabilities, current	311	165
Operating lease liabilities, net of current portion	1,680	1,927
Total lease liabilities	$ 1,991	$ 2,092
Weighted-average remaining lease term --- operating leases (years)	4 years 11 months 1 day	5 years 11 months 1 day
Weighted-average discount rate --- operating leases	8.31%	8.48%